Quarterly Holdings Report
for
Fidelity® Fund
March 31, 2023
FID-NPRT3-0523
1.799854.119
Common Stocks - 98.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.8%
Entertainment - 0.4%
Activision Blizzard, Inc.	261,000	22,339
Interactive Media & Services - 8.8%
Alphabet, Inc.:
Class A (a)	4,194,200	435,064
Class C (a)	430,000	44,720
Meta Platforms, Inc. Class A (a)	179,600	38,064
		517,848
Media - 0.6%
Comcast Corp. Class A	1,000,000	37,910
TOTAL COMMUNICATION SERVICES		578,097
CONSUMER DISCRETIONARY - 7.0%
Broadline Retail - 2.0%
Amazon.com, Inc. (a)	1,116,000	115,272
Distributors - 0.2%
Genuine Parts Co.	72,794	12,179
Hotels, Restaurants & Leisure - 0.0%
Airbnb, Inc. Class A (a)	20,400	2,538
Household Durables - 0.2%
NVR, Inc. (a)	2,520	14,042
Specialty Retail - 4.6%
AutoZone, Inc. (a)	24,100	59,241
Lowe's Companies, Inc.	243,400	48,673
O'Reilly Automotive, Inc. (a)	66,000	56,033
The Home Depot, Inc.	339,700	100,252
Tractor Supply Co.	16,100	3,784
		267,983
TOTAL CONSUMER DISCRETIONARY		412,014
CONSUMER STAPLES - 5.8%
Beverages - 0.5%
Keurig Dr. Pepper, Inc.	875,700	30,895
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	250,000	124,218
Dollar General Corp.	208,000	43,776
Walmart, Inc.	45,700	6,738
		174,732
Food Products - 0.2%
Lamb Weston Holdings, Inc.	125,600	13,128
Household Products - 1.5%
Procter & Gamble Co.	600,000	89,214
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	138,700	34,184
TOTAL CONSUMER STAPLES		342,153
ENERGY - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
Cheniere Energy, Inc.	194,900	30,716
Chevron Corp.	285,800	46,631
Exxon Mobil Corp.	724,300	79,427
Marathon Petroleum Corp.	524,000	70,651
Occidental Petroleum Corp.	580,000	36,209
PDC Energy, Inc.	455,800	29,253
Valero Energy Corp.	213,544	29,811
		322,698
FINANCIALS - 12.9%
Banks - 3.1%
Bank of America Corp.	2,242,500	64,136
JPMorgan Chase & Co.	730,000	95,126
Wells Fargo & Co.	557,500	20,839
		180,101
Capital Markets - 4.1%
Ameriprise Financial, Inc.	85,100	26,083
Bank of New York Mellon Corp.	732,300	33,276
Morgan Stanley	401,000	35,208
MSCI, Inc.	186,559	104,415
Raymond James Financial, Inc.	25,141	2,345
S&P Global, Inc.	111,000	38,269
T. Rowe Price Group, Inc.	28,100	3,172
		242,768
Financial Services - 4.0%
Adyen BV (a)(b)	2,400	3,824
MasterCard, Inc. Class A	232,300	84,420
PayPal Holdings, Inc. (a)	546,400	41,494
Visa, Inc. Class A	473,000	106,643
		236,381
Insurance - 1.7%
Arthur J. Gallagher & Co.	303,600	58,082
Everest Re Group Ltd.	62,202	22,270
Globe Life, Inc.	98,200	10,804
Progressive Corp.	57,200	8,183
		99,339
TOTAL FINANCIALS		758,589
HEALTH CARE - 13.9%
Biotechnology - 2.5%
Gilead Sciences, Inc.	425,000	35,262
Regeneron Pharmaceuticals, Inc. (a)	80,100	65,816
Vertex Pharmaceuticals, Inc. (a)	145,042	45,698
		146,776
Health Care Equipment & Supplies - 1.1%
Edwards Lifesciences Corp. (a)	336,300	27,822
Intuitive Surgical, Inc. (a)	70,100	17,908
ResMed, Inc.	93,900	20,563
		66,293
Health Care Providers & Services - 3.5%
McKesson Corp.	120,600	42,940
Molina Healthcare, Inc. (a)	19,743	5,281
UnitedHealth Group, Inc.	330,000	155,955
		204,176
Health Care Technology - 0.1%
Doximity, Inc. (a)(c)	144,000	4,663
Life Sciences Tools & Services - 3.5%
Charles River Laboratories International, Inc. (a)	12,900	2,603
Danaher Corp.	405,000	102,076
Mettler-Toledo International, Inc. (a)	7,200	11,018
Thermo Fisher Scientific, Inc.	162,000	93,372
		209,069
Pharmaceuticals - 3.2%
Eli Lilly & Co.	293,000	100,622
Merck & Co., Inc.	641,600	68,260
Zoetis, Inc. Class A	127,900	21,288
		190,170
TOTAL HEALTH CARE		821,147
INDUSTRIALS - 5.0%
Aerospace & Defense - 0.2%
Textron, Inc.	130,600	9,224
Building Products - 1.5%
Carrier Global Corp.	874,600	40,013
Trane Technologies PLC	250,000	45,995
		86,008
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	130,000	9,777
Construction & Engineering - 0.2%
Quanta Services, Inc.	63,600	10,598
Electrical Equipment - 0.2%
AMETEK, Inc.	94,151	13,683
Ground Transportation - 0.5%
Old Dominion Freight Lines, Inc.	93,000	31,698
Machinery - 1.9%
Deere & Co.	62,100	25,640
Otis Worldwide Corp.	339,700	28,671
PACCAR, Inc.	301,800	22,092
Parker Hannifin Corp.	112,800	37,913
		114,316
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	30,300	20,871
TOTAL INDUSTRIALS		296,175
INFORMATION TECHNOLOGY - 36.6%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	48,900	8,208
Cisco Systems, Inc.	1,232,900	64,450
		72,658
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	610,000	49,849
IT Services - 0.7%
Accenture PLC Class A	107,400	30,696
Snowflake, Inc. (a)	73,700	11,371
		42,067
Semiconductors & Semiconductor Equipment - 7.1%
Analog Devices, Inc.	285,400	56,287
ASML Holding NV (depository receipt)	74,200	50,509
Broadcom, Inc.	137,000	87,891
KLA Corp.	170,000	67,859
Lam Research Corp.	106,100	56,246
Monolithic Power Systems, Inc.	56,800	28,431
onsemi (a)	728,400	59,962
Texas Instruments, Inc.	50,000	9,301
		416,486
Software - 14.7%
Adobe, Inc. (a)	95,000	36,610
Autodesk, Inc. (a)	85,589	17,816
Cadence Design Systems, Inc. (a)	262,500	55,149
Fortinet, Inc. (a)	1,186,300	78,841
Microsoft Corp.	2,095,000	603,989
Paycom Software, Inc. (a)	52,300	15,900
Roper Technologies, Inc.	66,000	29,086
Synopsys, Inc. (a)	50,000	19,313
Zoom Video Communications, Inc. Class A (a)	149,800	11,061
		867,765
Technology Hardware, Storage & Peripherals - 12.0%
Apple, Inc.	4,290,000	707,418
TOTAL INFORMATION TECHNOLOGY		2,156,243
MATERIALS - 0.5%
Metals & Mining - 0.5%
Steel Dynamics, Inc.	261,400	29,554
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
VICI Properties, Inc.	14,717	480
UTILITIES - 1.2%
Electric Utilities - 1.2%
NextEra Energy, Inc.	880,900	67,900
TOTAL COMMON STOCKS (Cost $2,675,169)		5,785,050

Money Market Funds - 2.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.88% (d)	113,423,114	113,446
Fidelity Securities Lending Cash Central Fund 4.88% (d)(e)	4,604,340	4,605
TOTAL MONEY MARKET FUNDS (Cost $118,049)		118,051

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,793,218)	5,903,101
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(11,430)
NET ASSETS - 100.0%	5,891,671

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,824,000 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	102,346	1,745,952	1,734,852	3,281	-	-	113,446	0.3%
Fidelity Securities Lending Cash Central Fund 4.87%	-	60,423	55,818	3	-	-	4,605	0.0%
Total	102,346	1,806,375	1,790,670	3,284	-	-	118,051

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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